Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended		1 Months Ended
	Jan. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010	Jan. 31, 2011 Maximum [Member]	Dec. 31, 2012 United States [Member]	Dec. 31, 2011 United States [Member]
Significant Accounting Policies [Line Items]
Net unrealized and realized foreign currency gain	$ 2					$ 8	$ 8	$ 13
Cash and cash equivalents		1,389	186	1,389	186	154	716			50	62
Minimum useful life of intangible assets							5 years
Maximum useful life of intangible assets							20 years
Research and development costs						9	9	6	1
Income tax likelihood settlement							Greater than 50%
Income tax benefit (provision)		$ 1	$ (84)	$ 2	$ (66)		$ 0